Expense Example - Diamond Hill Securitized Total Return Fund	Jun. 06, 2025 USD ($)
Diamond Hill Securitized Total Return Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 118
Expense Example, with Redemption, 3 Years	368
Diamond Hill Securitized Total Return Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Diamond Hill Securitized Total Return Fund Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	$ 240